Inventories, Net	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2017	2018
	$	$

Raw materials	11,584	6,056
Goods in transit	4,643	1,443
Work in process	1,088	155
Finished goods	413	917
	17,728	8,570
Less: provision	(918)	(1,782)

Inventories, net	16,810	6,788

Provisions increased from $918 in the year ended December 31, 2017 to $1,782 in the year ended December 31, 2018 due to obsolescence including the inventories from previous years.